CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total
Balance at Mar. 31, 2009	$ 49,923	$ 7,771	$ 5,316	$ 57,297	$ 120,307
Balance (in shares) at Mar. 31, 2009	15,790,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		125			125
Exercise of stock options	880	(177)			703
Exercise of stock options (in shares)	401,000
Net income (loss)				1,499	1,499
Dividends ($0.10 , $0.10 and $0.12 per share for March 31, 2010, March 31, 2011 and March 31, 2012 respectively)				(1,619)	(1,619)
Balance at Mar. 31, 2010	50,803	7,719	5,316	57,177	121,015
Balance (in shares) at Mar. 31, 2010	16,191,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options	6				6
Exercise of stock options (in shares)	3,000
Net income (loss)				(8,114)	(8,114)
Dividends ($0.10 , $0.10 and $0.12 per share for March 31, 2010, March 31, 2011 and March 31, 2012 respectively)				(1,620)	(1,620)
Balance at Mar. 31, 2011	50,809	7,719	5,316	47,443	111,287
Balance (in shares) at Mar. 31, 2011	16,194,810				16,194,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized loss on available-for-sale securities			(746)		(746)
Stock-based compensation		549			549
Exercise of stock options	7	(3)			4
Exercise of stock options (in shares)	2,000
Net income (loss)				(1,461)	(1,461)
Dividends ($0.10 , $0.10 and $0.12 per share for March 31, 2010, March 31, 2011 and March 31, 2012 respectively)				(1,944)	(1,944)
Balance at Mar. 31, 2012	$ 50,816	$ 8,265	$ 4,570	$ 44,038	$ 107,689
Balance (in shares) at Mar. 31, 2012	16,196,810				16,196,810